Business Segment Information (Tables)	12 Months Ended
Jul. 02, 2011
Business Segment Information [Abstract]
Business segment table

	Fiscal Year
		2010
	2011	(53 Weeks)	2009
		(In thousands)
Sales:
Broadline	$31,924,473	$30,381,283	$29,972,991
SYGMA	5,341,094	4,891,279	4,839,036
Other	2,238,796	2,129,862	2,160,043
Intersegment sales	(180,874)	(158,929)	(118,740)

Total	$39,323,489	$37,243,495	$36,853,330

Operating income:
Broadline	$2,327,847	$2,352,493	$2,225,065
SYGMA	62,190	49,057	32,435
Other	100,222	87,667	68,729

Total segments	2,490,259	2,489,217	2,326,229
Corporate expenses	(558,757)	(513,349)	(454,018)

Total operating income	1,931,502	1,975,868	1,872,211

Interest expense	118,267	125,477	116,322
Other expense (income), net	(14,219)	802	(14,945)

Earnings before income taxes	$1,827,454	$1,849,589	$1,770,834

Depreciation and amortization:
Broadline	$291,756	$283,167	$273,844
SYGMA	24,975	23,822	26,753
Other	25,131	26,861	29,311

Total segments	341,862	333,850	329,908
Corporate	60,726	56,126	52,431

Total	$402,588	$389,976	$382,339

Capital expenditures:
Broadline	$353,296	$407,340	$346,520
SYGMA	38,612	25,436	5,053
Other	20,228	11,743	36,887

Total segments	412,136	444,519	388,460
Corporate	224,306	150,085	76,101

Total	$636,442	$594,604	$464,561

Assets:
Broadline	$7,220,046	$6,402,181	$5,814,432
SYGMA	456,204	392,883	366,539
Other	814,174	754,409	738,330

Total segments	8,490,424	7,549,473	6,919,301
Corporate	2,895,131	2,764,228	3,228,885

Total	$11,385,555	$10,313,701	$10,148,186

Product sales mix table

		2010
	2011	(53 Weeks)	2009
		(In thousands)
Canned and dry products	$7,308,893	$7,152,628	$7,091,420
Fresh and frozen meats	7,163,505	6,405,820	6,394,447
Frozen fruits, vegetables, bakery and other	5,337,625	5,220,307	5,122,415
Dairy products	4,145,350	3,709,410	3,750,684
Poultry	3,912,510	3,862,486	3,709,553
Fresh produce	3,345,929	3,179,947	3,017,018
Paper and disposables	3,055,862	2,906,426	2,911,029
Seafood	1,929,417	1,739,949	1,740,292
Beverage products	1,478,456	1,408,376	1,322,300
Janitorial products	902,636	907,189	940,097
Equipment and smallwares	581,628	599,267	661,309
Medical supplies	161,678	151,690	192,766

Total	$39,323,489	$37,243,495	$36,853,330

Geographic area revenue and long-lived assets table

	Fiscal Year
		2010
	2011	(53 Weeks)	2009
		(In thousands)
Sales:(1)
United States	$34,992,273	$33,268,481	$33,378,485
Canada	3,864,420	3,550,605	3,134,989
Other	466,796	424,409	339,856

Total	$39,323,489	$37,243,495	$36,853,330

Long-lived assets:(2)
United States	$3,161,724	$2,884,728	$2,725,200
Canada	321,185	291,514	223,320
Other	29,480	27,581	30,680

Total	$3,512,389	$3,203,823	$2,979,200

(1)	Represents sales to external customers from businesses operating in these countries.

(2)	Long-lived assets represents net property, plant and equipment reported in the country in which they are held.